Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Summary of Loss Before Provision (Benefit) For Income Taxes
The U.K. and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
U.K.	$(26,846)	$(43,199)	$(9,472)	$(18,613)
Foreign	(1,689)	(2,374)	(1,547)	3,190

Loss before income taxes	$(28,535)	$(45,573)	$(11,019)	$(15,423)

Summary of Components of The Provision (Benefit) For Income Taxes
The components of the Company’s income tax (benefit) expense consisted of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Current:
U.K.	$—	$—	$—	$—
Foreign	47	114	(126)	696

Current tax expense	47	114	(126)	696

Deferred:
U.K.	1,650	(5,374)	(1,171)	(649)
Foreign	116	(106)	39	57

Deferred tax expense (benefit)	1,766	(5,480)	(1,132)	(592)

Total	$1,813	$(5,366)	$(1,258)	$104

Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations
Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 19.0% is as follows:

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
U.K. provision at statutory rate	19.0%	19.0%	19.0%	19.0%
Expenses not deductible for tax purposes	0.9	(3.6)	(2.2)	(1.4)
Goodwill writeback	—	—	(1.6)	1.4
Non-deductible interest expense	(3.6)	—	(3.4)	—
Income not taxable	—	0.8	1.3	4.3
Stock based compensation	2.6	1.5	—	47.4
Chargeable gains/(losses)	—	—	0.1	(2.0)
Remeasurement of warrant Liability	—	—	—	(8.9)
Transaction cost adjustment	(1.4)	—	—	(7.0)
Leasing	—	(0.4)	—	—
Foreign rate difference	—	(1.5)	0.3	(5.6)
Change in valuation allowance	(21.6)	(4.0)	(2.2)	(47.9)

Effective tax rate	(4.1)%	11.8%	11.3%	(0.7)%

Summary of Components Of Deferred Tax Assets And Liabilities
The Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 (Successor) are as follows (in thousands):

	Successor
	Year Ended December 31, 2020	Year Ended December 31, 2019
Deferred tax assets:
Net operating loss carry forward	$26,498	$20,474
Property and equipment	159	136
Other	187	156

Deferred tax assets before valuation allowance	26,844	20,766
Valuation allowance	(11,240)	(3,427)

Deferred tax assets, net of valuation allowance	15,604	17,339

Deferred tax liabilities:
Outside basis difference	1,913	1,855
Intangible assets	21,783	21,534

Deferred tax liabilities	23,696	23,389

Net deferred tax assets (liabilities)	$(8,092)	$(6,050)